Discontinued Operations (Tables)	12 Months Ended
Dec. 31, 2014
Discontinued Operations and Disposal Groups [Abstract]
Schedule of Disposal Groups, Including Discontinued Operations, Income Statement, Balance Sheet and Additional Disclosures [Table Text Block]
The following table sets forth the components of discontinued operations included in our Consolidated Statements of Comprehensive Income:

	Year Ended December 31,
Dollars in thousands	2014	2013	2012
Redbox Canada revenue	$11,417	$6,816	$1,733
Certain new ventures revenue	100	4,399	2,159
Total revenue	$11,517	$11,215	$3,892

Redbox Canada loss before income tax	$(23,707)	$(19,830)	$(8,121)
Certain new ventures loss before income tax	(1,259)	(54,395)	(16,647)
Total loss before income tax:	(24,966)	(74,225)	(24,768)

Redbox Canada income tax benefit	6,416	5,233	2,270
Certain new ventures income tax benefit	491	21,096	6,425
Total income tax benefit	6,907	26,329	8,695

Redbox Canada loss, net of tax	(17,291)	(14,597)	(5,851)
Certain new ventures loss, net of tax	(768)	(33,299)	(10,222)
Total loss from discontinued operations, net of tax	$(18,059)	$(47,896)	$(16,073)
The following table sets forth the components of discontinued operations included in our Consolidated Statements of Comprehensive Income:

	Year Ended December 31,
Dollars in thousands	2014	2013	2012
Major classes of line items constituting pretax loss of discontinued operations:
Revenue	$11,417	$6,816	$1,733
Direct operating	20,027	18,278	6,297
Marketing	2,947	2,175	1,822
Research and development	—	2	—
General and administrative	1,078	3,088	987
Depreciation and other	7,354	2,760	694
Amortization of intangible assets	38	26	21
Other expense, net	(3,680)	(317)	(33)
Pretax loss of discontinued operations related to major classes of pretax loss	(23,707)	(19,830)	(8,121)
Income tax benefit	6,416	5,233	2,270
Total loss on discontinued operations	$(17,291)	$(14,597)	$(5,851)

Schedule of Discontinued Operations Included in Financial Statements [Table Text Block]
Significant operating and investing cash flows of Redbox Canada were as follows:

	Year Ended December 31,
Dollars in thousands	2014	2013	2012
Net loss on discontinued operations	$(17,291)	$(14,597)	$(5,851)
Adjustments to reconcile net loss to net cash flows from operating activities:
Depreciation and amortization	7,392	2,786	715
Content library	(787)	(410)	(659)
Prepaid and other current assets	(293)	(516)	(3,092)
Accounts payable	627	644	(14)
Accrued payables to retailers	(175)	247	2,023
Other accrued liabilities	(122)	506	807
Net cash flows from operating activities	$(10,649)	$(11,340)	$(6,071)
Investing activities:
Purchase of property, plant and equipment	(5,494)	(9,330)	(12,098)
Total cash flows used in investing activities	$(5,494)	$(9,330)	$(12,098)

Schedule of Asset Impairment Charges [Table Text Block]
Total asset impairment charges related to the concepts and relevant shared service assets were recorded in 2013 as follows:

Dollars in thousands	Impairment Expense
Rubi	$21,317
Orango	5,551
Crisp Market	289
Star Studio	2,786
Corporate assets utilized for discontinued concepts	2,789
Total impairment expense	$32,732